Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net Income	$ 1,954,355	$ 327,593
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	526,994	514,000
Loss from disposal of property and equipment	13,704	304,133
Loss (gain) from unrealized foreign currency translation	139,012	(175,351)
Allowance for (net recovery of) credit losses	(148,556)	87,250
Reversal of merchandise inventories written down	(10,713)
Amortization of operating lease right-of-use assets	876,122	1,086,370
Deferred tax benefit	(1,460,623)	(29,689)
Change in fair value of representative’s warrants liability	(1,833)	(89,049)
Investment loss from equity method investment	71,200	88,737
Gain from disposal of equity method investment	(195,391)
Changes in operating assets and liabilities:
Accounts receivable	6,372,895	(21,785,420)
Accounts receivable - related parties	309,809
Merchandise inventories	(8,645,561)	4,774,980
Compensation receivable for consumption tax	6,116,206
Prepaid expenses and other current assets	(2,342,968)	(4,009,679)
Long-term prepaid expenses and other non-current assets	2,767,762	1,681,064
Accounts payable	2,128,474	(1,509,149)
Accounts payable - related parties	67,840	(211,615)
Deferred revenue	68,324	84,979
Taxes payable	(4,136,000)	(106,681)
Other payables and other current liabilities	103,774	(1,894,627)
Operating lease liabilities	(838,782)	(1,102,199)
Other non-current liabilities	(38,735)	26,812
Net cash provided by (used in) operating activities	3,697,309	(21,937,541)
Cash flows from investing activities:
Purchase of property and equipment	(197,825)	(45,472)
Proceeds from disposal of property and equipment	710	2,992
Proceeds from disposal of equity method investment	283,800
Proceeds from disposal of a subsidiary	35,475
Disposal of a subsidiary, net of cash	(176,133)
Collection of amount due from related parties	410,181	145,017
Net cash provided by investing activities	356,208	102,537
Cash flows from financing activities:
Cash consideration paid for business combination under common control		(2,840,957)
Proceeds from short-term borrowings		74,800,000
Repayments of short-term borrowings		(56,100,000)
Proceeds from long-term borrowings		2,190,669
Repayments of long-term borrowings	(608,947)	(1,450,671)
Payments made to related parties	(166,252)	(48,632)
Repayment of obligations under finance leases	(297,843)	(200,104)
Net cash provided by (used in) financing activities	(1,073,042)	16,350,305
Effect of exchange rate fluctuation on cash	(1,956,115)	(3,618,859)
Net increase (decrease) in cash	1,024,360	(9,103,558)
Cash at beginning of period	1,766,441	18,256,220
Cash at end of period	2,790,801	9,152,662
Supplemental cash flow information
Cash paid for income taxes	592,194	334,323
Cash paid for interest	341,583	644,244
Supplemental non-cash operating activities
Purchase of property and equipment financed under finance leases		30,892
Right-of-use assets obtained in exchange for operating lease liabilities	$ 1,512,843	$ 464,940